UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            2/10/05
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        86

Form 13f Information Table Value Total:                18,329,677
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp                    COM              020039103    32195   547900 SH       SOLE                   547900
Aon Corp                       COM              037389103   736782 30879400 SH       SOLE                 24085400           6794000
                                                            349000 14627000 SH       DEFINED 01           14627000
                                                               931    39000 SH       OTHER                   39000
Cemex SA - ADR                 COM              151290889   532822 14629936 SH       SOLE                 11364236           3265700
                                                            445038 12219600 SH       DEFINED 01           12219600
Checkpoint Systems, Inc.       COM              162825103    19418  1075800 SH       SOLE                   821900            253900
Comcast Corp Cl A              COM              20030N101   126584  3803595 SH       SOLE                  2693747           1109848
                                                             55544  1668996 SH       DEFINED 01            1668996
                                                                43     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   751514 22884107 SH       SOLE                 18439607           4444500
                                                            419006 12759000 SH       DEFINED 01           12759000
                                                               870    26500 SH       OTHER                   26500
Coors - Class B                COM              217016104    86476  1142800 SH       SOLE                  1091800             51000
                                                            213768  2825000 SH       DEFINED 01            2825000
DIRECTV Group, Inc.            COM              25459L106   829443 49548544 SH       SOLE                 41317171           8231373
                                                            402011 24015000 SH       DEFINED 01           24015000
                                                               997    59543 SH       OTHER                   59543
Deltic Timber Corp             COM              247850100     3141    74000 SH       SOLE                                      74000
                                                             59689  1406100 SH       DEFINED 01            1406100
Diageo Plc - ADR               COM              25243Q205    31799   549400 SH       SOLE                   502400             47000
Everest Re Group Ltd.          COM              G3223R108   154625  1726500 SH       SOLE                  1562500            164000
                                                             63310   706900 SH       DEFINED 01             706900
Fair Isaac Corporation         COM              303250104      227     6200 SH       SOLE                                       6200
FedEx Corp.                    COM              31428X106   554884  5633911 SH       SOLE                  4439311           1194600
                                                            524518  5325600 SH       DEFINED 01            5325600
                                                              2351    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105     1035    24000 SH       SOLE                    24000
General Motors                 COM              370442105   691783 17268660 SH       SOLE                 13329860           3938800
                                                            350164  8741000 SH       DEFINED 01            8741000
                                                               795    19833 SH       OTHER                   19833
Hasbro Inc                     COM              418056107   235045 12128200 SH       SOLE                  8779600           3348600
                                                            130369  6727000 SH       DEFINED 01            6727000
Hilb, Rogal & Hobbs Co.        COM              431294107     2646    73000 SH       SOLE                                      73000
                                                            127797  3526400 SH       DEFINED 01            3526400
IHOP Corp.                     COM              449623107    38840   927200 SH       SOLE                   809200            118000
                                                            124753  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    32945  3786800 SH       SOLE                  2792500            994300
                                                             76987  8849100 SH       DEFINED 01            8849100
Knight Ridder                  COM              499040103   243193  3633000 SH       SOLE                  2982300            650700
                                                            199033  2973300 SH       DEFINED 01            2973300
                                                               723    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   712556 26888900 SH       SOLE                 21899900           4989000
                                                            132633  5005034 SH       DEFINED 01            5005034
                                                               954    36000 SH       OTHER                   36000
Level 3 Communications         COM              52729N100   178829 52751918 SH       SOLE                 40101763          12650155
                                                            366887 108226271SH       DEFINED 01          108226271
Millea Holdings, Inc. ADR      COM              60032R106    68342   916000 SH       SOLE                   916000
NTT Docomo, Inc. ADR           COM              62942M201    23007  1235600 SH       SOLE                   524600            711000
Neiman Marcus Group Class B    COM              640204301    32365   484500 SH       SOLE                   484500
                                                            155811  2332500 SH       DEFINED 01            2332500
Neiman-Marcus Group            COM              640204202   128021  1789500 SH       SOLE                  1514500            275000
News Corp Inc.                 COM              65248E203    55357  2883196 SH       SOLE                  2647196            236000
                                                            113688  5921240 SH       DEFINED 01            5921240
Nippon Telegraph and Telephone COM              654624105    31690  1405300 SH       SOLE                  1122300            283000
Odyssey Re Holdings Corp       COM              67612W108     7056   279900 SH       SOLE                   253400             26500
                                                              8556   339400 SH       DEFINED 01             339400
PepsiAmericas. Inc.            COM              71343P200    36395  1713500 SH       SOLE                  1493500            220000
                                                            111784  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   174114  4960500 SH       SOLE                  3770900           1189600
                                                            303303  8641100 SH       DEFINED 01            8641100
                                                               632    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    73618  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   388914 26803200 SH       SOLE                 19815500           6987700
Shaw Communications, Inc. Clas COM              82028K200   210500 11509000 SH       SOLE                  7793700           3715300
                                                            302253 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   616751  8014957 SH       SOLE                  5932957           2082000
                                                            276905  3598500 SH       DEFINED 01            3598500
                                                               693     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     3156    50600 SH       SOLE                                      50600
                                                            122745  1967700 SH       DEFINED 01            1967700
Vail Resorts, Inc.             COM              91879Q109     9711   433140 SH       DEFINED 01             433140
Vivendi Universal ADR          COM              92851S204   750851 23412884 SH       SOLE                 18621784           4791100
                                                            132831  4141900 SH       DEFINED 01            4141900
                                                              1411    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   974115 35040100 SH       SOLE                 28059500           6980600
                                                            513327 18465000 SH       DEFINED 01           18465000
                                                              1279    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   669779 22370723 SH       SOLE                 17566223           4804500
                                                            304223 10161100 SH       DEFINED 01           10161100
                                                              1082    36132 SH       OTHER                   36132
Willis Group Holdings Ltd      COM              G96655108   141337  3433000 SH       SOLE                  3030000            403000
                                                            147636  3586000 SH       DEFINED 01            3586000
Yum! Brands, Inc.              COM              988498101   809667 17161223 SH       SOLE                 14247223           2914000
                                                            580220 12298000 SH       DEFINED 01           12298000
                                                              1604    34000 SH       OTHER                   34000